SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Less: valuation allowance	$ (2,662,093)	$ (2,340,023)	$ (1,644,410)
Deferred tax assets, net
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	2,403,068	2,090,051	1,439,384
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards	259,025	249,972	$ 205,026
Less: valuation allowance	$ (259,025)	$ (249,972)